Supplement to the
Fidelity® Mid Cap Value Fund
Class A, Class M, Class C, Class I and Class Z
April 1, 2021
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Portfolio Manager(s)

Kevin Walenta (co-lead portfolio manager) has managed the fund since June 2017.

Neil Nabar (co-lead portfolio manager) has managed the fund since July 2021.

Anastasia Zabolotnikova (co-manager) has managed the fund since July 2021.

It is expected that Mr. Walenta will transition off of the fund effective on or about December 31, 2021. At that time, Mr. Nabar will assume lead portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Kevin Walenta is co-lead portfolio manager of Fidelity Mid Cap Value Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Walenta has worked as an equity research analyst and portfolio manager.

Neil Nabar is co-lead portfolio manager of Fidelity Mid Cap Value Fund, which he has managed since July 2021. Since joining Fidelity Investments in 2008, Mr. Nabar has worked as a research analyst, quantitative analyst, and portfolio manager.

Anastasia Zabolotnikova is co-manager of Fidelity Mid Cap Value Fund, which she has managed since July 2021. Since joining Fidelity Investments in 2011, Ms. Zabolotnikova has worked as a quantitative analyst and portfolio manager.

It is expected that Mr. Walenta will transition off of the fund effective on or about December 31, 2021. At that time, Mr. Nabar will assume lead portfolio manager responsibilities for the fund.

AMCV-21-02 1.847513.126	July 12, 2021

Supplement to the
Fidelity® Mid Cap Value K6 Fund
April 1, 2021
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Portfolio Manager(s)

Kevin Walenta (co-lead portfolio manager) has managed the fund since June 2017.

Neil Nabar (co-lead portfolio manager) has managed the fund since July 2021.

Anastasia Zabolotnikova (co-manager) has managed the fund since July 2021.

It is expected that Mr. Walenta will transition off of the fund effective on or about December 31, 2021. At that time, Mr. Nabar will assume lead portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Kevin Walenta is co-lead portfolio manager of Fidelity Mid Cap Value K6 Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Walenta has worked as an equity research analyst and portfolio manager.

Neil Nabar is co-lead portfolio manager of Fidelity Mid Cap Value K6 Fund, which he has managed since July 2021. Since joining Fidelity Investments in 2008, Mr. Nabar has worked as a research analyst, quantitative analyst, and portfolio manager.

Anastasia Zabolotnikova is co-manager of Fidelity Mid Cap Value K6 Fund, which she has managed since July 2021. Since joining Fidelity Investments in 2011, Ms. Zabolotnikova has worked as a quantitative analyst and portfolio manager.

It is expected that Mr. Walenta will transition off of the fund effective on or about December 31, 2021. At that time, Mr. Nabar will assume lead portfolio manager responsibilities for the fund.

MCVK6-21-01 1.9884103.102	July 12, 2021

Supplement to the
Fidelity® Mid Cap Value Fund
April 1, 2021
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Portfolio Manager(s)

Kevin Walenta (co-lead portfolio manager) has managed the fund since June 2017.

Neil Nabar (co-lead portfolio manager) has managed the fund since July 2021.

Anastasia Zabolotnikova (co-manager) has managed the fund since July 2021.

It is expected that Mr. Walenta will transition off of the fund effective on or about December 31, 2021. At that time, Mr. Nabar will assume lead portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Kevin Walenta is co-lead portfolio manager of Fidelity Mid Cap Value Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Walenta has worked as an equity research analyst and portfolio manager.

Neil Nabar is co-lead portfolio manager of Fidelity Mid Cap Value Fund, which he has managed since July 2021. Since joining Fidelity Investments in 2008, Mr. Nabar has worked as a research analyst, quantitative analyst, and portfolio manager.

Anastasia Zabolotnikova is co-manager of Fidelity Mid Cap Value Fund, which she has managed since July 2021. Since joining Fidelity Investments in 2011, Ms. Zabolotnikova has worked as a quantitative analyst and portfolio manager.

It is expected that Mr. Walenta will transition off of the fund effective on or about December 31, 2021. At that time, Mr. Nabar will assume lead portfolio manager responsibilities for the fund.

MCV-21-01 1.918612.108	July 12, 2021